ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 15,355	$ 117,547	$ 86,960
Other current assets	59,825	68,850
Total current assets	98,592	205,244
Non-current assets
TOTAL ASSETS	225,002	381,190
Current liabilities
Accrued expenses and other current liabilities	12,236	33,596
Total liabilities	101,323	114,593
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2016 and 2017; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2016 and 2017; 125,629,779 shares and 125,629,779 shares outstanding as of December 31, 2016 and 2017, respectively)	128	128
Additional paid-in capital	286,739	287,094
Treasury stock (2,032,278 and 2,032,278 shares as of December 31, 2016 and 2017, respectively)	(2,351)	(2,351)
Accumulated deficits	(172,318)	(15,842)
Accumulated other comprehensive (loss) income	35,451	(292)
Total equity	123,679	266,597	397,633	$ 268,872
TOTAL LIABILITIES AND EQUITY	225,002	381,190
Parent Company [Member]
Current assets
Cash and cash equivalents	89	139	332	2,029
Amount due from subsidiaries	145,850	178,083
Other current assets	1,919	3,825
Total current assets	147,858	182,047
Non-current assets
Investments in subsidiaries	0	86,896
TOTAL ASSETS	147,858	268,943
Current liabilities
Accrued expenses and other current liabilities	209	206
Total liabilities	209	206
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2016 and 2017; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2016 and 2017; 125,629,779 shares and 125,629,779 shares outstanding as of December 31, 2016 and 2017, respectively)	128	128
Additional paid-in capital	286,739	287,094
Treasury stock (2,032,278 and 2,032,278 shares as of December 31, 2016 and 2017, respectively)	(2,351)	(2,351)
Accumulated deficits	(172,318)	(15,842)
Accumulated other comprehensive (loss) income	35,451	(292)
Total equity	147,649	268,737	$ 386,568	$ 248,736
TOTAL LIABILITIES AND EQUITY	$ 147,858	$ 268,943